Annual Total Returns[BarChart] - Global Bond Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.35%	12.52%	0.30%	2.90%	(6.00%)	10.91%	7.69%	(4.73%)	11.03%	4.93%